Other investments	12 Months Ended
Mar. 31, 2025
Other investments.
Other investments

13. Other investments
The Group holds a number of other listed and unlisted investments, mainly comprising managed funds, deposits and government bonds.
Accounting policies
Other investments comprising debt and equity instruments are recognised and derecognised on settlement date and are initially measured at fair value, including transaction costs.
Debt securities that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost using the effective interest method, less any impairment. Debt securities that do not meet the criteria for amortised cost are measured at fair value through profit and loss.
Equity securities are classified and measured at fair value through other comprehensive income where the possibility of sale in the near term is considered low at the time of acquisition; other equity securities are recorded at fair value through the income statement. For equity securities valued at fair value through other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss
following derecognition of the investment.

	2025 €m	2024 € m

Included within non-current assets

Equity securities 1	1,279	65

Bonds and debt securities 2	1,874	941

	3,153	1,006

Included within current assets

Short-term investments:

Bonds and debt securities 3	2,139	1,201

Managed investment funds 1	3,141	2,024

	5,280	3,225

Collateral assets 4	1,010	741

Other investments 5	1,134	1,126

	7,424	5,092
Notes:

1.
Items measured at a fair value,
€
306 million (2024:
€
27 million) of equity se
curi
ties have a valuation basis of level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets for identical assets and liabilities.
€
937 million (2024: nil) of equity securities have a valuation basis level 3 classification, due to some of the inputs to the valuation model being unobservable inputs. The remaining items are measured at fair value and the basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2.
Includes
€
913 million (2024: nil) of
non-current
investments in sovereign securities measured at amortised cost and a fair value of
€
909 million (2024: nil) with a valuation basis of level 1 classification. Also includes
€
864 million (2024:
€
830 million) of items with a fair value of
€
788 million (2024:
€
810 million) with a valuation basis of level 2 classification.

The fair value of the remaining balance approximates the carrying value measured at amortised cost.

3.	Items are measured at fair value and the valuation basis is level 1 classification.

4.	Items are measured at amortised cost and the carrying amount approximates fair value.

5.
Includes investments measured at a fair value of
€
365 million (2024:
€
459 million). The valuation basis is level 1. The remaining items are measured at amortised cost and the carrying amount approximates fair value.

Equity securities that have been classified as level 3 valuation basis include
€
937 million (2024: nil) investments in Zegona shares. Valuation approach and sensitivity to key valuation inputs have been disclosed in note 22 ‘Capital and financial risk management’. Investments in Zegona shares are measured at fair value through profit and loss, while the remaining equity securities are measured at fair value through other comprehensive income.
Non-current
bond securities have maturity dates in 2027 and 2028 and include
€
609 million (2024:
€
nil)
of
German;
€
204 million (2024:
€
nil)
of
Dutch and
€
100 million (2024:
€
nil)
of
European Union government securities.
Non-current
debt securities within
non-current
assets include
€
864 million (2024:
€
830 million) of loan notes issued by VodafoneZiggo Holding B.V.
The Group invests surplus cash positions across a portfolio of short-term investments to manage liquidity and credit risk whilst achieving suitable returns. Collateral arrangements on derivative financial instruments result in cash being paid/(held), repayable when the derivatives are settled. These assets do not meet the definition of cash and cash equivalents but are included in the Group’s net debt based on their liquidity.
Short-term bonds and debt securities includes
€
624 million (2024:
€
587 million) of highly liquid French;
€
nil million (2024:
€
308 million) Dutch;
€
573 million (2024:
€
306 million) Japanese;
€
498 million (2024:
€
nil) German and
€
444 million (2024:
€
nil) Belgian government securities.
Managed investment funds of
€
3,141 million (2024:
€
2,024 million) are in funds with liquidity of up to 90 days.
Collateral assets of
€
1,010 million (2024:
€
741 million) represents collateral paid on derivative financial instruments.
Other investments are excluded from net debt based on their liquidity and primarily consist of restricted debt securities including amounts held in qualifying assets by Group insurance companies to meet regulatory requirements.